Share Based Compensation - Additional Information (Detail) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2021 SEK (kr) Employee Country kr / shares shares	Dec. 31, 2020 SEK (kr) Employee kr / shares	Dec. 31, 2019 Employee kr / shares shares	Dec. 31, 2018 Employee	Dec. 31, 2016 kr / shares shares
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted	200.00%	200.00%	200.00%
Compensation expense charged | kr	kr 3,607
share price at vesting | kr / shares	kr 109.80	kr 111.78
Payout amount at vesting | kr	kr 1,618
Strike price | kr / shares			kr 87.97
Reporting year [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr	1,346
Provisions for cash settled plans | kr	1,591	kr (2,107)
Social Charges included in the provision for cash-settled plans | kr	190	kr 227
No compensation expenses recognized during the period			four-year period
Purchased call options [member]
Disclosure of Information About Board Management and Employees [line items]
Number of shares issued | shares			128,452		1,000,000
Purchase of options shares | shares					2,000,000
Purchase price | kr / shares			kr 15.57		kr 0.49
No compensation expenses recognized during the period					seven-year period
Key contributor retention plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr	1,129
Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr	kr 124
Executive Performance Plan 2020 (EPP 2020) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan		155
Executive Performance Plan 2020 (EPP 2020) [member] | All Countries Except USA [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level		15.00%
Percentage of high award level		25.00%
Executive Performance Plan 2020 (EPP 2020) [member] | USA [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level		25.00%
Percentage of high award level		35.00%
Executive Performance Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan	159
Executive Performance Plan 2021 [Member] | All Countries Except USA [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level	15.00%
Percentage of high award level	25.00%
Executive Performance Plan 2021 [Member] | USA [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level	25.00%
Percentage of high award level	35.00%
Ericsson Share Purchase Plan [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of countries launched the plan | Country	58
Number of eligible employees	58,900
Stock issued during period value shares issued | shares	50,000
Cash payment percentage out of contribution amount	15.00%
Executive Performance Plan 2019 (EPP 2019) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan			161
Percentage of regular award level			15.00%
Percentage of high award level			22.50%
Executive Performance Plan 2018 (EPP 2018) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan				171
Percentage of regular award level				15.00%
Percentage of high award level				22.50%
Senior Managers [member] | Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards	three-year
The President and CEO [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr	kr 93
Board of directors [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted				200.00%
Percentage of vesting level of LTV program				200.00%
Retention Of Key Employees | Key Contributor Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards	three award levels at 10%, 25% and 30% of the participants’ annual gross salary.
Employee retention period	3 years
Number of employees who selected for plan	7,246
Retention Of Key Employees | Key Contributor Plan2019
Disclosure of Information About Board Management and Employees [line items]
Number of awards	three award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Employee retention period			3 years
Employee retention payment plan	—25% of the award to be paid at the end of the first year, —25% of the award to be paid at the end of the second year, and —the remaining 50% of the award to be paid at the end of the third year.
Number of employees who selected for plan			6,941
Retention Of Key Employees | Key Contributor Plan2019 | 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid	25.00%
Retention Of Key Employees | Key Contributor Plan2019 | 2023 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid	25.00%
Retention Of Key Employees | Key Contributor Plan2019 | 2024 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid	50.00%
Retention Of Key Employees | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards	three award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Number of employees who selected for plan		7,007
Retention Of Key Employees | Key contributor plan 2018 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards	two award levels at 10% and 25% of the participants’ annual gross salary.
Employee retention period				3 years
Number of employees who selected for plan				5,886
Performance share awards [member] | The President and CEO [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	190.00%	180.00%	180.00%	180.00%
Performance share awards [member] | Other participants [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary				22.50%
Performance share awards [member] | Other participants [member] | Bottom of range [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	30.00%	30.00%	30.00%	30.00%
Performance share awards [member] | Other participants [member] | Top of range [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	70.00%	70.00%	70.00%	70.00%
Absolute TSR [member] | Board of directors [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of vesting level of LTV program				26.92%
Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period	three years
Long-term variable compensation program [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period	3 years
Vesting description	Awards under LTV (Performance Share Awards) are granted to the participants, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (vesting period).
Period of employment eligibility for awards	3 years